Document and Entity Information	Total
Document and Entity Information:
Registrant Name	DELAWARE GROUP EQUITY FUNDS II
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Amendment Flag	false
Central Index Key	0000027574
Document Effective Date	Mar. 28, 2017
Document Creation Date	Mar. 28, 2017
Delaware Value Fund | Class A
Document and Entity Information:
Trading Symbol	DDVAX
Delaware Value Fund | Class C
Document and Entity Information:
Trading Symbol	DDVCX
Delaware Value Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DDVIX
Delaware Value Fund | Class R
Document and Entity Information:
Trading Symbol	DDVRX
Delaware Value Fund | Class R6
Document and Entity Information:
Trading Symbol	DDZRX